Accounts and Other Receivables (Details) - USD ($)	Feb. 29, 2020	Aug. 31, 2019	Aug. 31, 2018
Accounts and Financing Receivable, after Allowance for Credit Loss [Abstract]
Trade and deposits receivable	$ 6,558	$ 5,727	$ 5,200
Territory License Fee receivable	142,000	106,000	199,375
Sales tax receivable	78,708	161,418	61,176
Accounts and other receivable	$ 227,266	$ 273,145	$ 265,751